Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Under the Second Amended and Restated Long-Term Incentive Plan, the Company may grant equity or cash awards, including restricted stock, RSUs, and stock options. Stock options were not featured in our long-term incentive program in 2024. However, the Company has a policy that stock option grants may not be made during a "blackout period", as defined in the Insider Trading Policy, unless the Compensation Committee determines that special circumstances warrant an equity grant during the blackout period. Blackout periods generally occur when there is a presumption of the possession of material non-public information, which includes (i) quarterly and annual restrictions surrounding the dissemination of financial results and (ii) other specific circumstances surrounding developments known to the Company and not yet publicly disclosed. See
"Corporate Governance—Insider Trading Policy" for additional information.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Stock options were not featured in our long-term
incentive program in 2024. However, the Company has a policy that stock option grants may not be made during a "blackout period", as defined in the Insider Trading Policy, unless the Compensation Committee determines that special circumstances warrant an equity grant during the blackout period. Blackout periods generally occur when there is a presumption of the possession of material non-public information, which includes (i) quarterly and annual restrictions surrounding the dissemination of financial results and (ii) other specific circumstances surrounding developments known to the Company and not yet publicly disclosed.